Asset Retirement Obligations (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 0	$ 329,375
Acquisition of SYU	90,073	0
Accretion	4,101	19,763
Ending balance	$ 94,174	$ 349,138